Debt - Interest Expense (Details) - Senior Notes - 2027 Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Contractual interest coupon	$ 33.3	$ 33.3	$ 33.3
Amortization of issuance costs	1.2	1.2	1.2
Total	$ 34.5	$ 34.5	$ 34.5